Stated Capital - Schedule of Stated Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 25, 2017	May 24, 2017
Disclosure of classes of share capital [line items]
Stated capital	$ 3,622.5	$ 3,622.5
Stated capital	3,622.5	3,622.5
Authorised				1,000,000,000
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Stated capital	3,622.5	3,622.5
Stated capital	$ 3,622.5	$ 3,622.5
In issue at 1 January	821,532,707	821,525,435
Exercise of employee share options	0	7,272
In issue at 31 December	821,532,707	821,532,707
Authorised	2,000,000,000	2,000,000,000	2,000,000,000	1,000,000,000